Summary of significant accounting policies (Tables)	12 Months Ended
Mar. 31, 2020
Summary of significant accounting policies
Schedule of cash and cash equivalents denominated in several currencies

	March 31,
	2019		2020
	Original currency	RMB	Original currency	RMB
U.S. dollars	4,229	28,205	778	5,547
Australian dollars	4	17	4	15
Renminbi	4,951,377	4,951,377	5,435,559	5,435,559
Hong Kong dollars	19,431	16,614	32,905	30,088
Singapore dollars	333	1,648	435	2,164

Schedule of estimated useful lives of property, plant and equipment

Buildings	37.5 – 50 years
Leasehold improvements	Shorter of the lease term or estimated useful lives of 10 years
Machineries	5 – 10 years
Motor vehicles	5 years
Furniture, fixtures and office equipment	3 – 5 years